Accounts Payable and Accrued Expenses (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 751,365	$ 794,057	$ 854,990
Accounts payable	517,278	556,653	524,273
Accrued salaries and related payroll taxes payable	226,588	237,404	330,717
Accrued liabilities	$ 15,209	$ 22,026	$ 58,124